Subordinated Notes and Debentures (Summary of Subordinated Notes and Debentures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Apr. 22, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Subordinated notes and debentures	$ 10,733		$ 11,473
9.150% subordinated notes due May 26, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 26, 2025
Interest rate (%)	9.15%
Subordinated notes and debentures	$ 0		200
3.105% subordinated debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 22, 2030
Interest rate (%)	3.105%	3.105%
Earliest par redemption date	Apr. 22, 2025
Subordinated notes and debentures	$ 0		2,989
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 4, 2031
Interest rate (%)	4.859%
Reset spread (%)	3.49%
Earliest par redemption date	Mar. 04, 2026
Subordinated notes and debentures	$ 1,252		1,257
3.625% subordinated debentures due September 15, 2031 [member[
Disclosure of detailed information about borrowings [line items]
Maturity date	September 15, 2031
Interest rate (%)	3.625%
Reset spread (%)	2.205%
Earliest par redemption date	Sep. 15, 2026
Subordinated notes and debentures	$ 1,997		2,045
3.060% subordinated debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 26, 2032
Interest rate (%)	3.06%
Reset spread (%)	1.33%
Earliest par redemption date	Jan. 26, 2027
Subordinated notes and debentures	$ 1,715		1,637
5.177% subordinated debentures due April 9, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	April 9, 2034
Interest rate (%)	5.177%
Reset spread (%)	1.53%
Earliest par redemption date	Apr. 09, 2029
Subordinated notes and debentures	$ 1,820		1,803
5.146% subordinated debentures due Septemeber 10, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 10, 2034
Interest rate (%)	5.146%
Reset spread (%)	1.50%
Earliest par redemption date	Sep. 10, 2029
Subordinated notes and debentures	$ 1,396		1,359
1.601% subordinated debentures due October 30, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	October 30, 2034
Interest rate (%)	1.601%
Reset spread (%)	1.032%
Earliest par redemption date	Oct. 30, 2029
Subordinated notes and debentures	$ 181		183
4.030% subordinated debentures due January 23, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 23, 2036
Interest rate (%)	4.03%
Reset spread (%)	1.50%
Earliest par redemption date	Jan. 23, 2031
Subordinated notes and debentures	$ 1,209		0
4.231% subordinated debentures due February 1, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	February 1, 2035
Interest rate (%)	4.231%
Reset spread (%)	1.54%
Earliest par redemption date	Feb. 01, 2030
Subordinated notes and debentures	$ 1,009		0
2.058% subordinated debentures due September 25, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	September 25, 2035
Interest rate (%)	2.058%
Reset spread (%)	0.97%
Earliest par redemption date	Sep. 25, 2030
Subordinated notes and debentures	$ 127		0
5.930% subordinated debentures due July 23, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 23, 2040
Interest rate (%)	5.93%
Reset spread (%)	1.87%
Earliest par redemption date	Jul. 23, 2035
Subordinated notes and debentures	$ 27		$ 0